COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 8:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Restricted cash:

As of December 31, 2014 and 2013, restricted cash was primarily attributed to a bank guarantee to the landlord of the Israeli property for the fulfillment of its lease commitments in the amount of approximately $52 and $43, respectively.

b.	The facilities of the Company are rented under operating leases. Aggregate minimum rental commitments under the non-cancelable rent agreements as of December 31, 2014, are as follows:

2015	$491
2016	491
2017	469
2018	337

Total	$1,788

Total rent expenses for the years ended December 31, 2014, 2013 and 2012 were $511, $365, and $531, respectively.

c.	The Company leases its motor vehicles under cancelable operating lease agreements. The minimum payment under these operating leases, upon cancellation of these lease agreements was $8 as of December 31, 2014.

Lease expenses for motor vehicles for the years ended December 31, 2014, 2013, and 2012, were $52, $81, and $53, respectively.

d.	In May 2006, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company was granted the right to make, use and sell the third party's proprietary microRNAs for diagnostic purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company estimates that until 2029 the minimum aggregate license maintenance fees over the term of this agreement will be approximately $960, of which $600 will be paid after December 31, 2014. During the years ended December, 31, 2014, 2013 and 2012, the Company paid fees in the amount of $47, $47 and $47, respectively, to the third party. The Company recorded the payments as research and development expenses.

e.	In June 2006, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company licensed from this third party the rights to its proprietary microRNAs for diagnostic purposes. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenue from any sublicense. The Company estimates that until 2022 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $474, of which $292 will be paid after December 31, 2014. During the years ended December 31, 2014, 2013 and 2012, the Company paid fees in the amount of $41, $40, and $34, respectively, to the third party. The Company recorded the payments as research and development expenses.

f.	In August 2006, the Company signed a royalty-bearing, exclusive, worldwide license agreement with a third party. Under this agreement, the Company has exclusively licensed from this third party the rights to its proprietary microRNAs for all fields and applications including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay minimum annual royalties, royalties based on net sales and a percentage of the Company's revenues from any sublicense. This agreement was amended and restated in August 2011 and is now on a non-exclusive basis. For the amendment, the Company paid an amendment fee. The Company estimates that until 2032 the aggregate minimum royalties over the term of this agreement should be approximately $320, of which $180 will be paid after December 31, 2014. During the years ended December 31, 2014, 2013, and 2012, the Company paid fees in the amount of $10, $12, and $5, respectively to the third party. The Company recorded the payments as research and development expenses.

g.	In December 2006, the Company signed a royalty-bearing, non-exclusive, worldwide license agreement with a third party. Under this agreement the Company licensed from the third party its proprietary microRNAs for research purposes. In consideration for this license the Company paid an initiation fee and will be required to pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicenses. The Company estimates that until 2022 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $292, of which $146 will be paid after December 31, 2014. During the years ended December 31, 2014, 2013 and 2012, the Company paid fees in the amount of $20, $20, and $17, respectively under this agreement. The Company recorded the payments as research and development expenses.

h.	In May 2007, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company has licensed from this third party the rights to its proprietary microRNAs for therapeutic purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, payments based on milestones and royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company estimates that until 2029 the minimum aggregate maintenance fees over the term of this agreement should be approximately $690, of which $450 will be paid after December 31, 2013. During the years ended December 31, 2014, 2013 and 2012, the Company paid fees in the amount of $35, $35 and $35, respectively, to the third party. The Company recorded the payments as research and development expenses.

i.	In January 2008, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company was granted the right to make, use and sell the third party's proprietary microRNAs for research purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company estimates that until 2029 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $440, of which $300 will be paid after December 31, 2014. During the years ended December, 31, 2014, 2013 and 2012, the Company paid fees in the amount of $24, $24 and $24, respectively, to the third party. The Company recorded the payments as research and development expenses.

j.	In July 2014 the Company signed a royalty-bearing joint research and license agreement with a third party. Under this agreement, the Company and the third party engage in joint research and the Company was granted a non-exclusive, royalty bearing, non-transferable and non-sublicensable license to use the joint information, inventions and patents for the development, manufacture, commercialization, distribution and sale of products, while the third party was also granted a non-exclusive, sublicensable and a worldwide license. In consideration for this agreement, the Company will pay a fixed annual license maintenance fees and royalties based on net sales. The Company made no payments under this agreement during 2014.

k.	Rimonim Consortium:

In January 2011, the Company joined the Rimonim Consortium, which is supported by the OCS. The purpose of the consortium is to develop RNA interference-based therapeutics. As a member of this consortium, the Company is entitled to certain grants to support its research and development activities. Under the terms applicable to members of the consortium, so long as the Company continues to meet the criteria for receiving these grants, which criteria include the payment by the Company of part of the expenses for the activities funded by the grants and the timely delivery to OCS of written reports regarding those activities, then the Company is not required to repay the grants. If the Company ceases to meet these and other criteria, then the grant amounts for the year in which the Company ceased to meet the criteria become immediately due and payable to OCS. During the year ended December 31, 2014, the Company received total grants of $149 from the OCS for its development within the consortium and continued to meet the criteria to receive such grants.

l.	Ramot:

In October 2013, the Company entered into a sponsored research agreement with Ramot at Tel Aviv University (“Ramot”), a Company organized under the laws of Israel and a wholly-owned subsidiary of Tel Aviv University, for the joint development of a nano-carrier system for miR mimetic technology to treat cancer. The parties will perform joint research in accordance with a plan approved, and jointly funded by the OCS and the Company, for an initial period of 12 months commencing on October 1, 2013 and an additional period of 12 months, subject to approval by OCS, which was approved in November 2014. Under the applicable terms, so long as the Company continues to meet the criteria for receiving OCS grants, which criteria includes the payment by the Company of part of the expenses for the activities funded by the grants and the timely delivery to OCS of written reports regarding those activities, then the Company is not required to repay the grants. If the Company ceases to meet these and other criteria, then the grant amounts for the year in which the Company ceased to meet the criteria become immediately due and payable to OCS. During the year ended December 31, 2014, the Company received total grants of $148 from the OCS for its development within the consortium and continued to meet the criteria to receive such grants. The obligation to pay these royalties is contingent upon actual sales of products of the Company and in the absence of such sales no payment is required.